Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment (Construction in progress)	$ 1,545,000	$ 1,545,000	$ 1,588,000
Total Assets		1,545,000	1,588,000
Profit share liability	7,620,525	6,853,858	14,847,937
Total Liabilities	7,620,525	6,853,858	14,847,937
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment (Construction in progress)		0	0
Total Assets		0	0
Profit share liability	0	0	0
Total Liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment (Construction in progress)		0	0
Total Assets		0	0
Profit share liability	0	0	0
Total Liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment (Construction in progress)		1,545,000	1,588,000
Total Assets		1,545,000	1,588,000
Profit share liability	7,620,525	6,853,858	14,847,937
Total Liabilities	$ 7,620,525	$ 6,853,858	$ 14,847,937